INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax Assets
Tax loss and credit carryforwards	$ 1,238	$ 1,379
Difference in accounting and tax bases of impaired assets and assets held for sale	574	651
Regulatory and other deferred amounts	858	512
Unrealized foreign exchange losses on long-term debt	491	216
Financial instruments		10
Other	292	227
Deferred tax assets, gross	3,453	2,995
Less: Valuation allowance	1,159	832
Deferred tax assets, net of Valuation allowance	2,294	2,163
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	6,449	6,240
Equity investments	1,069	632
Taxes on future revenue requirement	300	238
Other	180	140
Deferred tax liabilities, gross	7,998	7,250
Net Deferred Income Tax Liabilities	5,704	5,087
Deferred Income Tax Assets
Intangible and other assets (Note 12)	322	316
Deferred Income Tax Liabilities
Deferred income tax liabilities	6,026	5,403
Net Deferred Income Tax Liabilities	$ 5,704	$ 5,087